Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share-Based Compensation Expense

According to IFRS 2, this accelerates the recognition of compensation expenses resulting in a higher proportion of expenses being recognized in the early years of overall plan.

	2021	2022	2023

Share-based compensation expense	(20,057)	(19,984)	(20,859)
Share options	(19,631)	(19,984)	(20,859)
Phantom shares	(426)	-	-

Summary of Inputs into Black-Scholes Model

The inputs into the Black-Scholes model are as follows:

	2021	2022	2023
Black-Scholes model inputs:
Weighted average share price in USD	60.7	63.7	67.3
Expected volatility	45.3%	43.5%	42.4%
Risk-free rate	2.9%	3.6%	4.2%
Dividend yield	7.2%	7.0%	7.0%

Summary of GDR Options Outstanding

The following table summarizes the details of the GDR options outstanding:

	2022	2023
	(GDRs)	(GDRs)

Outstanding at the beginning of the period	2,154,082	2,266,166
Granted	611,556	564,800
Forfeited	-	(9,740)
Exercised	(499,472)	(618,788)
Expired	-	-

Outstanding at the end of the period	2,266,166	2,202,438

Share- Based Compensation Reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Reserve Outstanding

The following table represents Share-based compensation reserve outstanding:

Share-Based Compensation reserve

31 December 2021	21,242
GDR options accrued	19,984
GDR options exercised	(11,952)

31 December 2022	29,274
GDR options accrued	20,859
GDR options exercised	(15,323)

31 December 2023	34,810